PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (7,207)
Balance at end of the year	(1,250)	¥ (7,207)
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	(6,367)	(17,991)	¥ (27,255)
Current year credit losses	(18,935)	(40,766)	(18,609)
Current year write off	12,805	29,133	27,665
Disposal of a subsidiary	9,056
Foreign currency exchange	3,441	23,257	208
Balance at end of the year	¥ 0	¥ (6,367)	¥ (17,991)